Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended						3 Months Ended	12 Months Ended																																				12 Months Ended																3 Months Ended	12 Months Ended		24 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended			24 Months Ended		3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended				12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2012		Mar. 31, 2013 Venezuela Inflationary Accounting [Member]	Sep. 30, 2014 Venezuela Inflationary Accounting [Member]	Sep. 30, 2013 Venezuela Inflationary Accounting [Member]	Sep. 30, 2012 Venezuela Inflationary Accounting [Member]	Sep. 30, 2014 Wet Shave [Member]	Sep. 30, 2013 Wet Shave [Member]	Sep. 30, 2012 Wet Shave [Member]	Sep. 30, 2014 Alkaline batteries [Member]	Sep. 30, 2013 Alkaline batteries [Member]	Sep. 30, 2012 Alkaline batteries [Member]	Sep. 30, 2014 Other batteries and lighting products [Member]	Sep. 30, 2013 Other batteries and lighting products [Member]	Sep. 30, 2012 Other batteries and lighting products [Member]	Sep. 30, 2014 Skin Care [Member]	Sep. 30, 2013 Skin Care [Member]	Sep. 30, 2012 Skin Care [Member]	Sep. 30, 2014 Feminine Care [Member]	Sep. 30, 2013 Feminine Care [Member]	Sep. 30, 2012 Feminine Care [Member]	Sep. 30, 2014 Infant Care [Member]	Sep. 30, 2013 Infant Care [Member]	Sep. 30, 2012 Infant Care [Member]	Sep. 30, 2014 Other Personal Care Products [Member]	Sep. 30, 2013 Other Personal Care Products [Member]	Sep. 30, 2012 Other Personal Care Products [Member]	Sep. 30, 2014 UNITED STATES	Sep. 30, 2013 UNITED STATES	Sep. 30, 2012 UNITED STATES	Sep. 30, 2014 International	Sep. 30, 2013 International	Sep. 30, 2012 International	Sep. 30, 2014 GERMANY	Sep. 30, 2013 GERMANY	Sep. 30, 2014 SINGAPORE	Sep. 30, 2013 SINGAPORE	Sep. 30, 2014 Other International	Sep. 30, 2013 Other International	Sep. 30, 2014 Other International Maximum [Member]	Sep. 30, 2014 CANADA	Sep. 30, 2013 CANADA	Sep. 30, 2012 CANADA	Sep. 30, 2014 Operating Segments [Member]	Sep. 30, 2013 Operating Segments [Member]	Sep. 30, 2012 Operating Segments [Member]	Sep. 30, 2014 Personal Care [Member]	Sep. 30, 2013 Personal Care [Member]	Sep. 30, 2012 Personal Care [Member]	Sep. 30, 2014 Household Products [Member]	Sep. 30, 2013 Household Products [Member]	Sep. 30, 2012 Household Products [Member]	Sep. 30, 2014 Intersegment Elimination [Member]	Sep. 30, 2013 Intersegment Elimination [Member]	Sep. 30, 2012 Intersegment Elimination [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Personal Care [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Personal Care [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Household Products [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Household Products [Member]	Sep. 30, 2014 Spinoff [Member]	Jun. 30, 2014 Spinoff [Member]	Mar. 31, 2014 Spinoff [Member]	Dec. 31, 2013 Spinoff [Member]	Sep. 30, 2014 Spinoff [Member]	Sep. 30, 2013 Spinoff [Member]	Sep. 30, 2012 Spinoff [Member]	Sep. 30, 2014 Informational Technology Enablement [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2014 Obsolescence Charges for Non-Core Inventory [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2014 Other Restructuring [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2014 Other Restructuring [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2013 Other Restructuring [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2012 Other Restructuring [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2014 Other Restructuring [Member] Restructuring Plan 2013 [Member] Personal Care [Member]	Sep. 30, 2013 Other Restructuring [Member] Restructuring Plan 2013 [Member] Personal Care [Member]	Sep. 30, 2014 Other Restructuring [Member] Restructuring Plan 2013 [Member] Household Products [Member]	Sep. 30, 2013 Other Restructuring [Member] Restructuring Plan 2013 [Member] Household Products [Member]	Sep. 30, 2014 Other Restructuring [Member] Household Products Restructuring [Member]	Dec. 31, 2011 Selling, General and Administrative Expenses [Member] Informational Technology Enablement [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2014 Selling, General and Administrative Expenses [Member] Informational Technology Enablement [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2013 Selling, General and Administrative Expenses [Member] Informational Technology Enablement [Member] Restructuring Plan 2013 [Member]	Dec. 31, 2011 Cost of Sales [Member] Obsolescence Charges for Non-Core Inventory [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2014 Cost of Sales [Member] Obsolescence Charges for Non-Core Inventory [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2013 Cost of Sales [Member] Obsolescence Charges for Non-Core Inventory [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2014 Members of Johnson and Johnson Family [Member]	Jun. 30, 2014 Members of Johnson and Johnson Family [Member]	Mar. 31, 2014 Members of Johnson and Johnson Family [Member]	Dec. 31, 2013 Members of Johnson and Johnson Family [Member]	Sep. 30, 2014 Members of Johnson and Johnson Family [Member]	Sep. 30, 2013 Members of Johnson and Johnson Family [Member]	Sep. 30, 2012 Members of Johnson and Johnson Family [Member]
Segment Reporting Information [Line Items]
Net pension/post-retirement gains	$ (800,000)	$ 0	$ 0	$ 0	$ (44,000,000)	$ 0	$ 0	$ (23,500,000)	$ (1,100,000)		$ (107,600,000)		$ 0																																																									$ (37,400,000)
Venezuela devaluation/other impacts															6,000,000		6,000,000
Segment Reporting Information, Profit (Loss) [Abstract]
Net sales	1,141,400,000	1,130,000,000	1,062,400,000	1,113,900,000	1,066,100,000	1,111,500,000	1,095,900,000	1,192,500,000	4,447,700,000		4,466,000,000		4,567,200,000						1,591,500,000	1,619,000,000	1,644,200,000	1,162,700,000	1,245,900,000	1,263,400,000	672,800,000	771,200,000	824,300,000	424,500,000	429,000,000	430,200,000	404,500,000	177,100,000	178,300,000	136,300,000	169,200,000	180,300,000	55,400,000	54,600,000	46,500,000	2,261,800,000	2,257,500,000	2,355,000,000	2,185,900,000	2,208,500,000	2,212,200,000								0.053	0.052	0.053				2,612,200,000	2,448,900,000	2,479,500,000	1,835,500,000	2,017,100,000	2,087,700,000
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Operating Profit									928,800,000		915,800,000		870,900,000																																														530,600,000	475,200,000	470,700,000	398,200,000	440,600,000	400,200,000
General corporate and other expenses									(147,300,000)		(140,200,000)		(151,700,000)
2013 restructuring									(105,400,000)	[1]	(150,600,000)	[1]	(7,300,000)	[1]
Prior restructuring									0		0		6,800,000																																																							(92,600,000)	(92,600,000)	(139,300,000)	(260,000,000)	(48,200,000)	(15,000,000)	(42,700,000)	(121,300,000)	(23,700,000)	(4,400,000)	0	0	(44,700,000)	0	0	(17,000,000)	(7,000,000)	(52,900,000)	(52,900,000)	(47,100,000)	(7,300,000)	(26,900,000)	(9,000,000)	(25,100,000)	(36,100,000)	(6,000,000)	0	(11,800,000)	(5,200,000)	0	(1,000,000)	(6,100,000)
Inventory Adjustments	0	0	(1,000,000)	(4,000,000)					(8,000,000)		0		0
ASR integration/transaction costs	0	(300,000)	(200,000)	(100,000)	(500,000)	(100,000)	(400,000)	(600,000)	(1,000,000)		(2,500,000)		(8,400,000)																																																																																							(1,400,000)	(1,000,000)	(700,000)	(3,100,000)	(9,500,000)	(1,300,000)	0
Amortization									(17,900,000)		(20,100,000)		(22,700,000)
Venezuela devaluation/other impacts					(200,000)	(200,000)	(6,300,000)	400,000								0	(6,300,000)	0
Interest and other financing items									(122,600,000)		(134,500,000)		(122,200,000)
Earnings before income taxes									473,500,000		567,900,000		565,400,000
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization									140,900,000		187,400,000		162,200,000																																											120,300,000	126,000,000	136,700,000	81,100,000	72,700,000	82,000,000	39,200,000	53,300,000	54,700,000	20,600,000	61,400,000	25,500,000
Segment Reporting Information, Additional Information [Abstract]
Assets	6,928,700,000				6,717,400,000				6,928,700,000		6,717,400,000																																													2,123,700,000	2,241,300,000		1,241,600,000	1,208,300,000		882,100,000	1,033,000,000
Corporate Assets	1,470,300,000				1,164,800,000				1,470,300,000		1,164,800,000
Goodwill and other intangible assets net	3,334,700,000				3,311,300,000				3,334,700,000		3,311,300,000
Capital Expenditures									85,300,000		90,600,000		111,000,000																																											71,000,000	72,100,000	96,400,000	28,400,000	17,800,000	38,100,000	42,600,000	54,300,000	58,300,000	14,300,000	18,500,000	14,600,000
Disclosure on Geographic Areas, Long-Lived Assets in Entity's Country of Domicile	$ 864,400,000				$ 837,700,000				$ 864,400,000		$ 837,700,000																													$ 461,000,000	$ 503,500,000					$ 62,300,000	$ 79,400,000	$ 82,000,000	$ 86,900,000	$ 174,700,000	$ 165,700,000		$ 84,400,000	$ 2,200,000
Entity-Wide Revenue, Major Customer, Percentage																																																				5.00%

[1]	Includes pre-tax costs of $11.8, $5.2 and zero for the twelve months ended September 30, 2014, 2013 and 2012, respectively, associated with certain information technology enablement activities related to our restructuring project were included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Also, pre-tax costs of $1.0, $6.1 and zero for the twelve months ended September 30, 2014, 2013 and 2012, respectively, associated with obsolescence charges related to the exit of certain non-core product lines as part of our restructuring are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. The information technology costs and non-core inventory obsolescence charges are considered part of the total project costs incurred for our restructuring project.